EBP Net Periodic Benefit Cost & OCI (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost	$ 45	$ 50	$ 50
Interest cost	50	46	59
Expected return on plan assets	(61)	(63)	(82)
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	15	23	27
Net actuarial loss from settlements	1	23	71
Reclassification to regulatory liability	0	0	0
Net periodic benefit cost (credit)	50	79	125
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	88	(18)	62
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	15	23	27
Net actuarial loss from settlements	1	23	71
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	104	28	160
Other Postretirement Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost	1	1	1
Interest cost	8	7	8
Expected return on plan assets	(10)	(11)	(11)
Amortization of prior service credit	0	(2)	(13)
Amortization of net actuarial loss	0	0	0
Net actuarial loss from settlements	0	0	0
Reclassification to regulatory liability	1	2	3
Net periodic benefit cost (credit)	0	(3)	(12)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	(9)	9	(3)
Amortization of prior service credit	0	0	(5)
Amortization of net actuarial loss	0	0	0
Net actuarial loss from settlements	0	0	0
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	(9)	9	(8)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	7	(10)	6
Amortization of prior service credit	$ 0	(2)	(8)
Other Nonoperating Income (Expense) [Member] | Pension Benefits [Member]
Components of net periodic benefit cost (credit):
Net actuarial loss from settlements		$ 23	$ 71